Loss before income tax	6 Months Ended
Dec. 31, 2018
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax

3. Loss before income tax

		Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2018	2017	2018	2017
Revenue
Commercialization Revenue		1,217	949	2,223	1,555
Milestone Revenue		500	12,334	11,000	12,834
Interest Revenue		153	114	284	182
Total Revenue		1,870	13,397	13,507	14,571

Clinical trial and research & development		(10,555)	(9,752)	(21,921)	(19,457)
Manufacturing production & development		(3,989)	(340)	(7,640)	(762)

Employee benefits
Salaries and employee benefits		(5,088)	(4,961)	(9,920)	(9,537)
Defined contribution superannuation expenses		—	(93)	(184)	(192)
Equity settled share-based payment transactions(1)		(1,208)	(2,140)	(2,026)	(4,029)
Total Employee benefits		(6,296)	(7,194)	(12,130)	(13,758)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(150)	(237)	(310)	(504)
Intellectual property amortization		(395)	(364)	(788)	(728)
Total Depreciation and amortization of non-current assets		(545)	(601)	(1,098)	(1,232)

Other Management & administration expenses
Overheads & administration		(2,249)	(1,965)	(6,253)	(3,827)
Consultancy		(797)	(950)	(1,646)	(1,716)
Legal, patent and other professional fees		(881)	(845)	(2,451)	(1,383)
Intellectual property expenses (excluding the amount amortized above)		(703)	(1,019)	(1,295)	(1,788)
Total Other Management & administration expenses		(4,630)	(4,779)	(11,645)	(8,714)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration		(11)	(793)	(634)	8,702
Total Fair value remeasurement of contingent consideration		(11)	(793)	(634)	8,702

Other operating income and expenses
Remeasurement of borrowing arrangements		(752)	—	(752)	—
Research & development tax incentive(2)		—	317	—	910
Foreign exchange gains/(losses)		(23)	106	(174)	181
Foreign withholding tax paid		(52)	—	(52)	—
Total Other operating income and expenses		(827)	423	(978)	1,091

Finance costs
Interest expense		(2,486)	—	(5,139)	—
Total Finance costs		(2,486)	—	(5,139)	—

Total loss before income tax		(27,469)	(9,639)	(47,678)	(19,559)

(1)	Share-based payment transactions

For the three and six months ended December 31, 2018 and 2017, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars)	2018	2017	2018	2017
Research and development	621,949	1,232,501	1,149,804	2,342,706
Manufacturing and commercialization	90,632	161,871	155,239	389,574
Management and administration	1,115,799	745,961	1,340,895	1,296,914
	1,828,380	2,140,333	2,645,938	4,029,194

(2)	Research and development tax incentive

The Group’s research and development activities are not eligible from July 1, 2018 to June 30, 2019 for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million for the year ended June 30, 2019. At each period end management estimates the refundable tax offset available to the Group based on available information at the time. The Group uses the assistance of independent tax specialists to review, on an annual basis, the quantum of our previous research and development tax claim and our on-going eligibility to claim this tax incentive in Australia. For the six months ended December 31, 2018 and 2017, the Group has recognized income of $Nil and $0.9 million, respectively.